Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	E-HOUSE (CHINA) HOLDINGS LTD
Entity Central Index Key	0001405658
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	81,169,317
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY